Subsequent Events (Details Narrative) - USD ($)										1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 24, 2026	May 07, 2026	Mar. 30, 2026	Mar. 06, 2026	Jan. 31, 2026	Jan. 05, 2026	Jan. 02, 2026	Aug. 27, 2025	Feb. 28, 2026	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 02, 2026	May 22, 2026	Jul. 31, 2025	Jan. 23, 2025	Oct. 23, 2024	Sep. 25, 2024	Jul. 31, 2024	Jan. 31, 2024	Aug. 15, 2023	Jul. 31, 2022	Jul. 31, 2021
Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized													400,000,000	400,000,000				400,000,000				400,000,000
Common Stock, Par or Stated Value Per Share													$ 0.01	$ 0.01				$ 0.01				$ 0.01
Series Seed-I preferred stock													1,000,000	1,000,000				1,000,000
Deposits														$ 6,000				$ 3,000				$ 25,000
Parent Company [Member] | Promissory Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount								$ 100,000	$ 25,000
Interest rate percentage							11.00%
Maturity date							Jun. 30, 2026
Parent Company [Member] | Promissory Note [Member] | Frost Gamma Investments Trust [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount									$ 120,000										$ 120,000	$ 120,000	$ 120,000			$ 200,000	$ 75,000	$ 75,000
Interest rate percentage							11.00%
Maturity date							Jun. 30, 2026
Gravitics Inc [Member]
SubsequentEvenLineItem [Line Items]
Interest rate percentage													4.15%
Common stock, shares authorized													27,004,445	19,841,878	19,841,878								19,841,878
Common Stock, Par or Stated Value Per Share													$ 0.00001	$ 0.00001	$ 0.00001
Series Seed-I preferred stock													10,184,163	6,011,819									6,011,819
Gross profit												$ 4,900,000
Authorized shares of capital stock																							25,853,696
Number of common stock reserved for issuance under the plan													2,615,622
Preferred stock, shares outstanding													10,118,115	4,185,420
Liabilities														$ 10,100,000
Convertible promissory note liabilities														5,739,000
Promissory notes and accrued interest				$ 600,000						$ 600,000	$ 600,000			111,800,000	$ 30,600,000
Convertible promissory note														$ 5,700,000
Common stock warrants outstanding													7,598,239
Basic and diluted weighted average shares outstanding													2,766,813
Warrants issued													4,831,426
Gravitics Inc [Member] | Furniture and Fixtures [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets														7 years
Gravitics Inc [Member] | Office Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets														5 years
Gravitics Inc [Member] | Computer Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets														5 years
Gravitics Inc [Member] | Minimum [Member]
SubsequentEvenLineItem [Line Items]
Number of common stock reserved for issuance under the plan						3,546,000					3,546,000
Gravitics Inc [Member] | Minimum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets														3 years
Gravitics Inc [Member] | Maximum [Member]
SubsequentEvenLineItem [Line Items]
Number of common stock reserved for issuance under the plan						5,381,207					5,381,207
Gravitics Inc [Member] | Maximum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets														5 years
Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Number of shares issued										2,240,041	337,540
Conversion price per share						$ 4.89				$ 4.89	$ 4.89	$ 4.89
Gross proceeds										$ 10,900,000	$ 1,700,000
Conversion of stock				122,744						1,373,131	1,373,131	122,744
Gravitics Inc [Member] | Series AI [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized													27,004,445
Series Seed-I preferred stock													4,073,456
Authorized shares of capital stock													37,188,608
Gravitics Inc [Member] | Series AI [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share						$ 4.89					$ 4.89
Preferred stock, shares outstanding						1,373,131					1,373,131
Gravitics Inc [Member] | Series AI [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share					$ 4.89
Preferred stock, shares outstanding					122,744
Promissory notes and accrued interest					$ 600,000
Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock													10,184,163
Gravitics Inc [Member] | Series AII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock													738,035
Gravitics Inc [Member] | Series AII [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share						$ 4.75					$ 4.75
Preferred stock, shares outstanding						738,035					738,035
Gravitics Inc [Member] | Series AIII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock													1,121,204
Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share														$ 4.60
Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share					$ 4.60
Preferred stock, shares outstanding					1,121,204
Gravitics Inc [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Conversion of stock				1,121,204								1,121,204
Subsequent Event [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Maturity date								Jun. 30, 2026	Jan. 05, 2026
Subsequent Event [Member] | Parent Company [Member] | Promissory Note [Member] | Frost Gamma Investments Trust [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount								$ 100,000.00
Interest rate percentage							11.00%	11.00%
Maturity date							Jun. 30, 2026	Jun. 30, 2026
Debt instrument beneficially rate																10.00%
Subsequent Event [Member] | Parent Company [Member] | Frost Gamma Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount								$ 100,000,000	$ 25,000,000
Interest rate percentage								11.00%	11.00%
Subsequent Event [Member] | Parent Company [Member] | Dr Jane Hsiao [Member]
SubsequentEvenLineItem [Line Items]
Ownership percentage	10.00%
Subsequent Event [Member] | Parent Company [Member] | Dr. Phillip Frost [Member]
SubsequentEvenLineItem [Line Items]
Ownership percentage	10.00%
Subsequent Event [Member] | Gravitics Inc [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized																	32,620,000
Common Stock, Par or Stated Value Per Share																	$ 0.00001
Series Seed-I preferred stock																	10,118,115
Preferred Stock, Par or Stated Value Per Share																	$ 0.00001
Gross profit											$ 4,900,000
Promissory notes and accrued interest					$ 600,000
Promissory notes and accrued interest						$ 600,000
Subsequent Event [Member] | Gravitics Inc [Member] | Minimum [Member]
SubsequentEvenLineItem [Line Items]
Number of common stock reserved for issuance under the plan						3,546,000					3,546,000
Subsequent Event [Member] | Gravitics Inc [Member] | Maximum [Member]
SubsequentEvenLineItem [Line Items]
Number of common stock reserved for issuance under the plan						5,381,207					5,381,207
Subsequent Event [Member] | Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Number of shares issued										2,240,041	337,540
Conversion price per share						$ 4.89				$ 4.89	$ 4.89	$ 4.89
Gross proceeds										$ 10,900,000	$ 1,700,000
Conversion of stock											122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series AI [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized						27,000,000					27,000,000
Series Seed-I preferred stock						4,073,456					4,073,456
Authorized shares of capital stock						37,179,718					37,179,718
Subsequent Event [Member] | Gravitics Inc [Member] | Series AI [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share						$ 4.89					$ 4.89
Preferred stock, shares outstanding						1,373,131					1,373,131
Subsequent Event [Member] | Gravitics Inc [Member] | Series AI [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share					$ 4.89
Preferred stock, shares outstanding					122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock						10,179,718					10,179,718
Subsequent Event [Member] | Gravitics Inc [Member] | Series AII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock						738,035					738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series AII [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share						$ 4.75					$ 4.75
Preferred stock, shares outstanding						738,035					738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series AIII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock						1,116,759					1,116,759
Subsequent Event [Member] | Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share					$ 4.60
Preferred stock, shares outstanding					1,121,204
Subsequent Event [Member] | Gravitics Inc [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share						$ 4.60					$ 4.60
Conversion of stock											1,121,204
Subsequent Event [Member] | Frost Gamma [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	$ 150,000
Maturity date	Jun. 30, 2026
Maturity end date	Sep. 30, 2026
Subsequent Event [Member] | Dr Jane Hsiao [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	$ 150,000
Maturity date	Jun. 30, 2026
Maturity end date	Sep. 30, 2026
Subsequent Event [Member] | New Promissory Note Agreement [Member] | Frost Gamma [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount			$ 200,000
Interest rate percentage			11.00%
Subsequent Event [Member] | New Promissory Note Agreement [Member] | Dr Jane Hsiao [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount			$ 100,000
Subsequent Event [Member] | New Promissory Note Agreement [Member] | Jane Hsiao [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Maturity date			Jun. 30, 2026
Subsequent Event [Member] | Purchase Agreement [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount		$ 809,705.75
Aggregate principal amount		720,000
Accrued and unpaid interest		$ 89,705.75
Subsequent Event [Member] | Purchase Agreement [Member] | Parent Company [Member] | Dr Jane Hsiao [Member]
SubsequentEvenLineItem [Line Items]
Ownership percentage		10.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Parent Company [Member] | Dr. Phillip Frost [Member]
SubsequentEvenLineItem [Line Items]
Ownership percentage		10.00%